Related Party Transactions (Tables)	12 Months Ended
Jul. 31, 2022
Related Party Transactions [Abstract]
Schedule of rent payments expenses
	Rent Payments		Rent Expense
	Year Ended July 31		Year Ended July 31
Property	2022	2021	2022	2021
Jamaica Avenue at 169th Street	$624,994	$624,994	$1,517,437	$1,517,437
504-506 Fulton Street	362,256	362,256	353,001	350,438
Total	$987,250	$987,250	$1,870,438	$1,867,875

Schedule of assets and liabilities
	Right-Of-Use Assets		Liabilities
	July 31		July 31
Property	2022	2021	2022	2021	Expiration Date
Jamaica Avenue at 169th Street	$11,442,093	$12,842,642	$4,451,338	$4,959,450	May 31, 2030
504-506 Fulton Street	2,683,787	2,831,134	2,789,709	2,946,306	April 30, 2031
Total	$14,125,880	$15,673,776	$7,241,047	$7,905,756